Equity - Narrative (Details) - $ / shares	3 Months Ended				12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017
Class of Stock [Line Items]
Preferred stock authorized (in shares)	50,000,000				50,000,000
Common stock par value (in dollars per share)	$ 0.0001				$ 0.0001
Class A
Class of Stock [Line Items]
Common stock authorized (in shares)	2,000,000,000				2,000,000,000
Common stock par value (in dollars per share)	$ 0.0001				$ 0.0001
Common stock outstanding (in shares)	422,000,000				422,000,000
Class B
Class of Stock [Line Items]
Common stock authorized (in shares)	1,250,000,000				1,250,000,000
Common stock par value (in dollars per share)	$ 0.0001				$ 0.0001
Common stock outstanding (in shares)	707,000,000				707,000,000
Special dividend | Class A
Class of Stock [Line Items]
Cash dividends per share (in dollars per share)					$ 17.50
Cash dividend | Class A
Class of Stock [Line Items]
Cash dividends per share (in dollars per share)	$ 0.18	$ 0.17			$ 0.35